3. Loans, Impaired (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Impaired loans
Unpaid Contractual Principal Balance	$ 55,717	$ 64,297
Recorded Investment With No Allowance	17,477	19,298
Recorded Investment With Allowance	30,797	35,400
Recorded Investment in Impaired Loans	48,274	54,698
Related Allowance	1,536	4,797
Average Outstanding Impaired Loans	48,357	49,307
Construction and land development
Impaired loans
Unpaid Contractual Principal Balance	17,738	28,721
Recorded Investment With No Allowance	11,795	14,484
Recorded Investment With Allowance	680	6,098
Recorded Investment in Impaired Loans	12,475	20,582
Related Allowance	61	3,264
Average Outstanding Impaired Loans	12,810	17,848
Single-family residential
Impaired loans
Unpaid Contractual Principal Balance	9,099	6,361
Recorded Investment With No Allowance	766	969
Recorded Investment With Allowance	7,799	5,117
Recorded Investment in Impaired Loans	8,565	6,086
Related Allowance	177	131
Average Outstanding Impaired Loans	7,590	6,324
Single-family residential - Banco de la Gente stated income
Impaired loans
Unpaid Contractual Principal Balance	21,806	20,021
Recorded Investment With No Allowance	0	0
Recorded Investment With Allowance	21,000	19,602
Recorded Investment in Impaired Loans	21,000	19,602
Related Allowance	1,278	1,296
Average Outstanding Impaired Loans	21,158	18,778
Commercial Real Estate
Impaired loans
Unpaid Contractual Principal Balance	5,830	7,717
Recorded Investment With No Allowance	4,569	3,845
Recorded Investment With Allowance	467	3,139
Recorded Investment in Impaired Loans	5,036	6,984
Related Allowance	6	77
Average Outstanding Impaired Loans	5,433	4,518
Multifamily and Farmland
Impaired loans
Unpaid Contractual Principal Balance	193	209
Recorded Investment With No Allowance	0	0
Recorded Investment With Allowance	193	209
Recorded Investment in Impaired Loans	193	209
Related Allowance	1	1
Average Outstanding Impaired Loans	200	214
Total real estate loans
Impaired loans
Unpaid Contractual Principal Balance	54,666	63,029
Recorded Investment With No Allowance	17,130	19,298
Recorded Investment With Allowance	30,139	34,165
Recorded Investment in Impaired Loans	47,269	53,463
Related Allowance	1,523	4,769
Average Outstanding Impaired Loans	47,191	47,682
Commercial loans (not secured by real estate)
Impaired loans
Unpaid Contractual Principal Balance	983	1,111
Recorded Investment With No Allowance	347	0
Recorded Investment With Allowance	592	1,083
Recorded Investment in Impaired Loans	939	1,083
Related Allowance	12	26
Average Outstanding Impaired Loans	1,125	1,485
Consumer loans (not secured by real estate)
Impaired loans
Unpaid Contractual Principal Balance	68	157
Recorded Investment With No Allowance	0	0
Recorded Investment With Allowance	66	152
Recorded Investment in Impaired Loans	66	152
Related Allowance	1	2
Average Outstanding Impaired Loans	$ 41	$ 140